Financial Instruments - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 707,518	$ 561,687
Trade receivables and contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	99,899	75,026
Contract assets [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	253
Trades and other receivables [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	99,646	75,026
Trades and other receivables [Member] | Airlines [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	28,549	18,617
Trades and other receivables [Member] | Retail customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	1,856	1,301
Trades and other receivables [Member] | Corporate customers [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	48,465	35,079
Trades and other receivables [Member] | Deposit With Hotels And Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	9,804	8,260
Trades and other receivables [Member] | Others [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	11,225	11,769
Receivable from related party [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	24	49
Term deposits [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	280,688	202,674
Cash and cash equivalents (except cash in hand) [Member]
Disclosure Of Financial Assets [Line Items]
Maximum credit exposure	$ 326,907	$ 283,938